Schedule of Investments (unaudited)
July 31, 2024
 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 116.3%
Communication Services — 13.8%
Diversified Telecommunication Services — 3.8%
Altice Financing SA, Senior Secured Notes	5.000%	1/15/28	700,000	$559,732 (a)
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,150,000	874,151 (a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	410,000	288,836 (a)
British Telecommunications PLC, Senior Notes	5.125%	12/4/28	500,000	506,785
Lumen Technologies Inc., Senior Notes	7.600%	9/15/39	870,000	372,543
Optics Bidco SpA, Senior Secured Notes	6.000%	9/30/34	403,000	382,850 (a)
Optics Bidco SpA, Senior Secured Notes	7.200%	7/18/36	200,000	205,306 (a)
Optics Bidco SpA, Senior Secured Notes	7.721%	6/4/38	200,000	214,422 (a)
Orange SA, Junior Subordinated Notes (2.375% to 4/15/25 then EUR 5 year Swap Rate + 2.359%)	2.375%	1/15/25	200,000 EUR	214,047 (b)(c)(d)
Telecom Italia Capital SA, Senior Notes	6.000%	9/30/34	27,000	25,447
Telefonica Emisiones SA, Senior Notes	7.045%	6/20/36	2,000,000	2,240,909
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	1,500,000	1,255,296 (e)
Total Diversified Telecommunication Services				7,140,324
Entertainment — 2.5%
Banijay Entertainment SAS, Senior Secured Notes	8.125%	5/1/29	490,000	507,801 (a)
Netflix Inc., Senior Notes	6.375%	5/15/29	510,000	547,916 (e)
Pinewood Finco PLC, Senior Secured Notes	6.000%	3/27/30	1,150,000 GBP	1,476,037 (a)
Walt Disney Co., Senior Notes	3.350%	3/24/25	700,000	691,976
Walt Disney Co., Senior Notes	2.650%	1/13/31	1,120,000	997,065
Warnermedia Holdings Inc., Senior Notes	3.638%	3/15/25	500,000	493,044 (e)
Total Entertainment				4,713,839
Interactive Media & Services — 0.4%
Match Group Holdings II LLC, Senior Notes	3.625%	10/1/31	860,000	742,378 (a)
Media — 3.1%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	460,000	435,510 (e)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.700%	4/1/51	500,000	315,793
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	1,000,000	604,237
Comcast Corp., Senior Notes	4.200%	8/15/34	2,830,000	2,658,063 (e)
DirecTV Financing LLC/DirecTV Financing Co-Obligor Inc., Senior Secured Notes	5.875%	8/15/27	590,000	568,610 (a)(e)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	370,000	345,449
DISH DBS Corp., Senior Notes	7.375%	7/1/28	760,000	357,964
DISH DBS Corp., Senior Notes	5.125%	6/1/29	1,500,000	629,688 (e)
Total Media				5,915,314
Wireless Telecommunication Services — 4.0%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	650,000	690,590
CSC Holdings LLC, Senior Notes	11.250%	5/15/28	200,000	181,015 (a)
CSC Holdings LLC, Senior Notes	11.750%	1/31/29	350,000	316,615 (a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	520,000	360,549 (a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	1,840,000	1,270,699 (a)(e)
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
Millicom International Cellular SA, Senior Notes	4.500%	4/27/31	1,000,000	$879,185 (a)
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	90,000	109,525 (e)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	2,860,000	2,620,839 (e)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.500%	7/15/31	800,000 GBP	870,279 (a)
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	400,000	343,944 (a)
Total Wireless Telecommunication Services				7,643,240

Total Communication Services				26,155,095
Consumer Discretionary — 17.1%
Automobile Components — 2.8%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	850,000	834,805 (a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	1,211,000	1,215,655 (e)
American Axle & Manufacturing Inc., Senior Notes	5.000%	10/1/29	650,000	596,673
Garrett Motion Holdings Inc./Garrett LX I Sarl, Senior Notes	7.750%	5/31/32	400,000	406,976 (a)
JB Poindexter & Co. Inc., Senior Notes	8.750%	12/15/31	1,320,000	1,389,145 (a)(e)
ZF North America Capital Inc., Senior Notes	6.875%	4/14/28	400,000	410,284 (a)
ZF North America Capital Inc., Senior Notes	7.125%	4/14/30	430,000	446,746 (a)
Total Automobile Components				5,300,284
Automobiles — 2.6%
Aston Martin Capital Holdings Ltd., Senior Secured Notes	10.375%	3/31/29	200,000 GBP	258,192 (a)
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	750,000	805,755 (e)
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	1,700,000	1,489,643 (e)
General Motors Co., Senior Notes	6.125%	10/1/25	220,000	222,309 (e)
General Motors Co., Senior Notes	6.600%	4/1/36	720,000	770,057 (e)
Nissan Motor Acceptance Co. LLC, Senior Notes	2.750%	3/9/28	1,520,000	1,376,012 (a)(e)
Total Automobiles				4,921,968
Broadline Retail — 1.8%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	1,550,000	1,335,864 (e)
Marks & Spencer PLC, Senior Notes	7.125%	12/1/37	1,500,000	1,630,272 (a)(e)
Prosus NV, Senior Notes	4.193%	1/19/32	600,000	536,363 (c)
Total Broadline Retail				3,502,499
Distributors — 0.5%
Ritchie Bros Holdings Inc., Senior Notes	7.750%	3/15/31	930,000	979,061 (a)
Diversified Consumer Services — 1.5%
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	210,000 EUR	223,114 (c)
APCOA Parking Holdings GmbH, Senior Secured Notes	4.625%	1/15/27	1,830,000 EUR	1,944,280 (a)
Carriage Services Inc., Senior Notes	4.250%	5/15/29	420,000	380,854 (a)
WW International Inc., Senior Secured Notes	4.500%	4/15/29	750,000	269,299 (a)
Total Diversified Consumer Services				2,817,547
Hotels, Restaurants & Leisure — 6.9%
Caesars Entertainment Inc., Senior Secured Notes	6.500%	2/15/32	470,000	476,496 (a)
Carnival Corp., Senior Notes	7.625%	3/1/26	460,000	464,737 (a)
Carnival Holdings Bermuda Ltd., Senior Notes	10.375%	5/1/28	40,000	43,267 (a)
Carnival PLC, Senior Notes	1.000%	10/28/29	1,150,000 EUR	1,036,399
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	690,000	690,513 (a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	1,530,000	1,415,285 (e)
Marston’s Issuer PLC, Secured Notes (SONIA + 2.669%)	7.903%	7/16/35	1,768,000 GBP	1,722,240 (c)(d)
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Hotels, Restaurants & Leisure — continued
NCL Corp. Ltd., Senior Notes	3.625%	12/15/24	762,000	$755,048 (a)(e)
NCL Corp. Ltd., Senior Notes	5.875%	3/15/26	320,000	318,770 (a)(e)
NCL Corp. Ltd., Senior Notes	7.750%	2/15/29	460,000	484,431 (a)(e)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	180,000	191,468 (a)
NCL Finance Ltd., Senior Notes	6.125%	3/15/28	960,000	961,610 (a)
Royal Caribbean Cruises Ltd., Senior Notes	5.375%	7/15/27	1,030,000	1,024,626 (a)(e)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	610,000	608,077 (a)(e)
Saga PLC, Senior Notes	5.500%	7/15/26	430,000 GBP	524,318 (c)
Sands China Ltd., Senior Notes	2.850%	3/8/29	1,070,000	944,194
Sands China Ltd., Senior Notes	3.250%	8/8/31	500,000	423,396
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	520,000	492,910 (a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	590,000	540,003 (a)
Total Hotels, Restaurants & Leisure				13,117,788
Household Durables — 0.4%
Lennar Corp., Senior Notes	5.000%	6/15/27	738,000	741,460 (e)
Specialty Retail — 0.6%
Global Auto Holdings Ltd./AAG FH UK Ltd., Senior Notes	8.750%	1/15/32	420,000	401,553 (a)
Michaels Cos. Inc., Senior Secured Notes	5.250%	5/1/28	120,000	88,896 (a)
Sally Holdings LLC/Sally Capital Inc., Senior Notes	6.750%	3/1/32	610,000	608,281
Total Specialty Retail				1,098,730

Total Consumer Discretionary				32,479,337
Consumer Staples — 2.7%
Beverages — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	2,630,000	2,570,899 (e)
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	60,000	60,614
Total Beverages				2,631,513
Food Products — 0.8%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Senior Notes	3.750%	12/1/31	1,000,000	888,940
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	180,000	175,110
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	550,000	538,259 (e)
Total Food Products				1,602,309
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.450%	2/4/32	550,000	456,822
Reynolds American Inc., Senior Notes	5.850%	8/15/45	540,000	518,709
Total Tobacco				975,531

Total Consumer Staples				5,209,353
Energy — 17.9%
Energy Equipment & Services — 0.3%
Noble Finance II LLC, Senior Notes	8.000%	4/15/30	430,000	452,446 (a)
Oil, Gas & Consumable Fuels — 17.6%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	750,000	694,776
Continental Resources Inc., Senior Notes	4.375%	1/15/28	640,000	624,642 (e)
Crescent Energy Finance LLC, Senior Notes	7.625%	4/1/32	530,000	543,879 (a)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	1,120,000	1,053,393 (e)
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Ecopetrol SA, Senior Notes	5.875%	5/28/45	3,000,000	$2,169,053 (f)
Ecopetrol SA, Senior Notes	5.875%	11/2/51	1,760,000	1,235,411
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	740,000	728,279 (b)(d)
EQM Midstream Partners LP, Senior Notes	4.500%	1/15/29	410,000	393,187 (a)
EQM Midstream Partners LP, Senior Notes	7.500%	6/1/30	420,000	453,544 (a)
EQT Corp., Senior Notes	3.900%	10/1/27	1,300,000	1,259,403 (e)
EQT Corp., Senior Notes	5.000%	1/15/29	2,720,000	2,702,543 (e)
Hilcorp Energy I LP/Hilcorp Finance Co., Senior Notes	8.375%	11/1/33	400,000	432,940 (a)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	2,130,000	1,762,226 (a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	800,000	938,062 (a)
Occidental Petroleum Corp., Senior Notes	4.400%	8/15/49	1,060,000	804,951 (e)
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	460,000	464,036 (a)(g)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	160,000	159,093
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	1,130,000	851,628 (a)
Petroleos Mexicanos, Senior Notes	6.500%	6/2/41	750,000	524,322
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	540,000	332,390
Puma International Financing SA, Senior Notes	7.750%	4/25/29	480,000	486,986 (a)
Range Resources Corp., Senior Notes	4.875%	5/15/25	290,000	288,300 (e)
Range Resources Corp., Senior Notes	8.250%	1/15/29	480,000	498,961 (e)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	330,000	346,026 (a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,940,000	1,946,230 (e)
Southern Natural Gas Co. LLC, Senior Notes	4.800%	3/15/47	1,200,000	1,021,008 (a)(e)
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes	9.500%	10/15/26	440,000	452,484 (a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	430,000	434,599
Tengizchevroil Finance Co. International Ltd., Senior Secured Notes	3.250%	8/15/30	650,000	541,465 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,033,393
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,200,000	1,167,602 (a)(e)
Venture Global LNG Inc., Senior Secured Notes	9.875%	2/1/32	350,000	388,749 (a)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	3,205,000	3,039,047 (e)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	250,000	220,222
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	2,770,000	2,460,153 (f)
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	340,000	382,878
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	450,000	449,158
YPF SA, Senior Notes	8.500%	7/28/25	120,000	119,789 (a)
Total Oil, Gas & Consumable Fuels				33,404,808

Total Energy				33,857,254
Financials — 29.7%
Banks — 19.2%
Banco Mercantil del Norte SA, Junior Subordinated Notes (6.625% to 1/24/32 then 10 year Treasury Constant Maturity Rate + 5.034%)	6.625%	1/24/32	1,610,000	1,461,649 (a)(b)(d)
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. Term SOFR + 3.193%)	5.875%	3/15/28	3,910,000	3,860,457 (b)(d)(e)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	500,000	492,969 (e)
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Bank of Nova Scotia, Senior Notes	2.700%	8/3/26	750,000	$720,179
Barclays PLC, Subordinated Notes	5.200%	5/12/26	4,500,000	4,492,712 (e)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	680,000	665,518 (d)(e)
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	540,000	503,480 (a)(d)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	1,000,000	960,272 (a)(d)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	2,100,000	2,087,598 (b)(d)(e)
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	2,000,000	1,946,355 (e)
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	560,000	571,872 (a)(b)(d)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	2,000,000	1,894,831 (a)(d)(e)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,320,000	1,309,437 (b)(d)(e)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. Term SOFR + 1.872%)	3.973%	5/22/30	2,870,000	2,735,260 (d)(e)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	1,940,000	1,938,562 (a)(e)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. Term SOFR + 3.592%)	6.100%	10/1/24	750,000	746,174 (b)(d)(e)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	500,000	503,009 (b)(d)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.000% to 3/27/30 then 5 year Treasury Constant Maturity Rate + 3.913%)	8.000%	9/27/29	1,150,000	1,196,943 (b)(d)(f)
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,700,000	2,673,197 (e)
PNC Financial Services Group Inc., Senior Notes	2.550%	1/22/30	750,000	672,776
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	1,250,000	1,255,412 (d)(e)
Truist Financial Corp., Senior Notes (5.711% to 1/24/34 then SOFR + 1.922%)	5.711%	1/24/35	1,400,000	1,431,965 (d)(e)
UniCredit SpA, Subordinated Notes (2.000% to 9/23/24 then EUR 5 year Swap Rate + 2.400%)	2.000%	9/23/29	600,000 EUR	647,037 (c)(d)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,420,000	1,475,241 (a)(d)(e)
Wells Fargo & Co., Junior Subordinated Notes	5.875%	6/15/25	110,000	109,823 (b)(d)
Total Banks				36,352,728
Capital Markets — 5.3%
Charles Schwab Corp., Junior Subordinated Notes (4.000% to 12/1/30 then 10 year Treasury Constant Maturity Rate + 3.079%)	4.000%	12/1/30	2,000,000	1,690,996 (b)(d)(e)
CME Group Inc., Senior Notes	3.000%	3/15/25	500,000	493,859
Credit Suisse AG AT1 Claim	—	—	3,900,000	117,000 *(h)(i)
UBS AG/Stamford CT, Senior Notes	7.500%	2/15/28	1,300,000	1,408,496 (e)
Daimler Truck Finance North America LLC, Senior Notes	5.200%	1/17/25	900,000	898,931 (a)
Goldman Sachs Group Inc., Senior Notes (2.640% to 2/24/27 then SOFR + 1.114%)	2.640%	2/24/28	2,500,000	2,360,564 (d)(f)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	1,000,000	894,329 (d)
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
UBS Group AG, Junior Subordinated Notes (6.875% to 8/7/25 then USD 5 year ICE Swap Rate + 4.590%)	6.875%	8/7/25	860,000	$858,387 (b)(c)(d)
UBS Group AG, Senior Notes	4.875%	5/15/45	470,000	438,994
UBS Group AG, Senior Notes (6.537% to 8/12/32 then SOFR + 3.920%)	6.537%	8/12/33	870,000	935,043 (a)(d)(e)
Total Capital Markets				10,096,599
Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.400%	10/29/33	3,500,000	3,023,618 (f)
Boost Newco Borrower LLC/GTCR W Dutch Finance Sub BV, Senior Secured Notes	8.500%	1/15/31	100,000 GBP	138,663 (a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	1,250,000	1,225,536 (e)
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	621,256	611,003 (a)(j)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	1,190,000	1,235,108 (a)(e)
VFH Parent LLC/Valor Co-Issuer Inc., Senior Secured Notes	7.500%	6/15/31	560,000	577,150 (a)
VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Notes	6.375%	2/1/30	610,000	486,518 (a)
Total Financial Services				7,297,596
Insurance — 1.0%
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	300,000	325,145 (a)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Subordinated Notes (3.250% to 5/26/29 then 3 mo. Euribor + 3.400%)	3.250%	5/26/49	700,000 EUR	741,829 (c)(d)
Nuveen Finance LLC, Senior Notes	4.125%	11/1/24	850,000	846,699 (a)(e)
Total Insurance				1,913,673
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Trust Inc., Senior Notes	7.250%	4/1/29	540,000	556,036 (a)

Total Financials				56,216,632
Health Care — 10.5%
Biotechnology — 0.5%
Amgen Inc., Senior Notes	2.450%	2/21/30	1,100,000	981,475
Health Care Equipment & Supplies — 0.4%
Becton Dickinson and Co., Senior Notes	3.700%	6/6/27	750,000	730,587
Health Care Providers & Services — 6.5%
Centene Corp., Senior Notes	3.375%	2/15/30	3,360,000	3,030,907 (e)
CHS/Community Health Systems Inc., Senior Secured Notes	10.875%	1/15/32	690,000	742,602 (a)
CVS Health Corp., Senior Notes	3.250%	8/15/29	500,000	463,199
CVS Health Corp., Senior Notes	3.750%	4/1/30	2,000,000	1,882,872 (e)
CVS Health Corp., Senior Notes	5.250%	2/21/33	400,000	399,281
HCA Inc., Senior Notes	4.500%	2/15/27	1,000,000	988,913 (e)
HCA Inc., Senior Notes	3.500%	9/1/30	750,000	692,235
Humana Inc., Senior Notes	5.875%	3/1/33	600,000	623,556
Legacy LifePoint Health LLC, Senior Secured Notes	4.375%	2/15/27	580,000	561,115 (a)
Sotera Health Holdings LLC, Senior Secured Notes	7.375%	6/1/31	710,000	725,123 (a)
Tenet Healthcare Corp., Secured Notes	6.250%	2/1/27	480,000	481,325 (e)
Tenet Healthcare Corp., Senior Notes	6.125%	10/1/28	440,000	441,394 (e)
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	1,500,000	1,305,635 (e)
Total Health Care Providers & Services				12,338,157
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — 3.1%
Endo Finance Holdings Inc., Senior Secured Notes	8.500%	4/15/31	730,000	$770,275 (a)
Par Pharmaceutical Inc., Escrow	—	—	500,000	0 *(a)(h)(i)(k)
Pfizer Inc., Senior Notes	3.000%	12/15/26	1,000,000	966,270 (e)
Pfizer Investment Enterprises Pte Ltd., Senior Notes	4.750%	5/19/33	2,000,000	1,994,372 (e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	1,690,000	1,601,826 (e)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	450,000	437,179
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	200,000	141,097
Total Pharmaceuticals				5,911,019

Total Health Care				19,961,238
Industrials — 12.6%
Aerospace & Defense — 1.8%
Avolon Holdings Funding Ltd., Senior Notes	3.250%	2/15/27	1,250,000	1,187,820 (a)
Avolon Holdings Funding Ltd., Senior Notes	2.750%	2/21/28	1,000,000	918,160 (a)
Boeing Co., Senior Notes	3.625%	2/1/31	1,100,000	987,427 (e)
Bombardier Inc., Senior Notes	7.500%	2/1/29	320,000	334,354 (a)
Total Aerospace & Defense				3,427,761
Building Products — 1.7%
GUSAP LP, Senior Notes	7.250%	4/16/44	1,220,000	1,359,473 (a)(e)
Masterbrand Inc., Senior Notes	7.000%	7/15/32	240,000	246,745 (a)
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,575,000	1,542,313 (a)(e)
Total Building Products				3,148,531
Commercial Services & Supplies — 1.2%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	360,000	341,238 (e)
CoreCivic Inc., Senior Notes	8.250%	4/15/29	410,000	431,881
GEO Group Inc., Senior Notes	10.250%	4/15/31	700,000	750,930
GEO Group Inc., Senior Secured Notes	8.625%	4/15/29	510,000	531,492
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	280,000	288,278 (a)
Total Commercial Services & Supplies				2,343,819
Machinery — 1.1%
Cellnex Finance Co. SA, Senior Notes	2.000%	2/15/33	2,000,000 EUR	1,894,470 (c)
Titan International Inc., Senior Secured Notes	7.000%	4/30/28	300,000	291,630
Total Machinery				2,186,100
Passenger Airlines — 4.6%
American Airlines Group Inc., Senior Notes	3.750%	3/1/25	2,410,000	2,372,802 (a)(e)
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	1,430,000	1,473,094 (a)(e)
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	500,000	496,456 (e)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	410,000	419,381 (e)
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	2,490,000	2,511,857 (a)(f)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	450,000	445,622 (a)(e)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	399,999	253,150 (a)
United Airlines Pass-Through Trust	4.875%	1/15/26	687,040	678,344 (e)
Total Passenger Airlines				8,650,706
Trading Companies & Distributors — 2.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	900,000	883,499 (e)
Ashtead Capital Inc., Senior Notes	2.450%	8/12/31	2,110,000	1,753,820 (a)(e)
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	820,000	750,027 (a)
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	647,000	$645,185
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	140,000	137,035
Total Trading Companies & Distributors				4,169,566

Total Industrials				23,926,483
Information Technology — 2.2%
Communications Equipment — 0.5%
Viasat Inc., Senior Notes	7.500%	5/30/31	400,000	294,083 (a)
Viasat Inc., Senior Secured Notes	5.625%	4/15/27	700,000	658,500 (a)
Total Communications Equipment				952,583
Electronic Equipment, Instruments & Components — 0.2%
EquipmentShare.com Inc., Secured Notes	8.625%	5/15/32	330,000	343,037 (a)
IT Services — 0.2%
Amentum Escrow Corp., Senior Notes	7.250%	8/1/32	450,000	460,151 (a)(g)
Software — 0.4%
Cloud Software Group Inc., Senior Secured Notes	8.250%	6/30/32	670,000	695,546 (a)
Technology Hardware, Storage & Peripherals — 0.9%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	980,000	974,925
Western Digital Corp., Senior Notes	4.750%	2/15/26	670,000	658,875 (e)
Total Technology Hardware, Storage & Peripherals				1,633,800

Total Information Technology				4,085,117
Materials — 5.9%
Chemicals — 1.9%
OCP SA, Senior Notes	6.750%	5/2/34	1,780,000	1,855,375 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	650,000	611,050 (a)
Sasol Financing USA LLC, Senior Notes	8.750%	5/3/29	1,070,000	1,109,995 (a)(e)
Total Chemicals				3,576,420
Construction Materials — 0.3%
Smyrna Ready Mix Concrete LLC, Senior Secured Notes	8.875%	11/15/31	620,000	668,617 (a)
Metals & Mining — 3.1%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	750,000	827,651
First Quantum Minerals Ltd., Secured Notes	9.375%	3/1/29	700,000	737,098 (a)
Freeport Indonesia PT, Senior Notes	5.315%	4/14/32	550,000	541,207 (a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	120,000	119,875 (e)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	60,000	57,591 (e)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	1,850,000	1,749,014 (e)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	600,000	611,415
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	340,000	366,306
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	750,000	806,948
Total Metals & Mining				5,817,105
Paper & Forest Products — 0.6%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	400,000	402,889 (a)
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	750,000	665,850
Total Paper & Forest Products				1,068,739

Total Materials				11,130,881
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Real Estate — 0.6%
Health Care REITs — 0.0%††
Diversified Healthcare Trust, Senior Notes	4.375%	3/1/31	120,000	$91,517
Hotel & Resort REITs — 0.4%
Service Properties Trust, Senior Notes	8.875%	6/15/32	780,000	743,893
Real Estate Management & Development — 0.2%
Country Garden Holdings Co. Ltd., Senior Secured Notes	—	1/27/24	750,000	64,462 *(c)(l)
Cushman & Wakefield US Borrower LLC, Senior Secured Notes	8.875%	9/1/31	210,000	226,047 (a)
Total Real Estate Management & Development				290,509

Total Real Estate				1,125,919
Utilities — 3.3%
Electric Utilities — 2.5%
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	1,000,000	845,458 (a)
Electricite de France SA, Senior Notes	1.000%	11/29/33	1,300,000 EUR	1,114,166 (c)
Enel Finance International NV, Senior Notes	2.875%	4/11/29	1,000,000 GBP	1,184,177 (c)
Pacific Gas and Electric Co., First Mortgage Bonds	6.950%	3/15/34	1,000,000	1,103,765
Vistra Operations Co. LLC, Senior Notes	7.750%	10/15/31	460,000	486,395 (a)
Total Electric Utilities				4,733,961
Gas Utilities — 0.5%
Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes	5.875%	3/1/27	860,000	856,564
Independent Power and Renewable Electricity Producers — 0.3%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	604,370	585,270 (a)

Total Utilities				6,175,795
Total Corporate Bonds & Notes (Cost — $211,822,804)				220,323,104
Sovereign Bonds — 14.3%
Angola — 0.7%
Angolan Government International Bond, Senior Notes	8.000%	11/26/29	1,400,000	1,269,870 (a)
Argentina — 0.2%
Provincia de Cordoba, Senior Notes	6.990%	6/1/27	480,000	422,400 (a)
Brazil — 0.6%
Brazil Letras do Tesouro Nacional, Bills	0.000%	1/1/26	344,000 BRL	52,011
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/25	6,000,000 BRL	1,056,781
Total Brazil				1,108,792
Colombia — 0.6%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	1,500,000	1,178,243
Dominican Republic — 0.3%
Dominican Republic International Bond, Senior Notes	4.875%	9/23/32	610,000	560,095 (a)
Indonesia — 2.5%
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	600,000	581,953 (a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,110,000	2,975,872 (e)
Indonesia Treasury Bond	6.875%	4/15/29	17,850,000,000 IDR	1,104,960
Total Indonesia				4,662,785
Jordan — 0.1%
Jordan Government International Bond, Senior Notes	7.750%	1/15/28	250,000	251,616 (a)
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Mexico — 4.3%
Mexican Bonos, Bonds	7.750%	5/29/31	105,960,000 MXN	$5,135,118
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	600,000	576,255
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	730,000	614,841
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	2,250,000	1,724,968 (e)
Total Mexico				8,051,182
Panama — 0.7%
Panama Government International Bond, Senior Notes	4.500%	5/15/47	1,810,000	1,291,107
Philippines — 0.2%
Philippine Government International Bond, Senior Notes	3.200%	7/6/46	500,000	360,215
Poland — 1.2%
Republic of Poland Government Bond	1.250%	10/25/30	11,800,000 PLN	2,361,365
Qatar — 0.3%
Qatar Government International Bond, Senior Notes	3.750%	4/16/30	500,000	481,600 (a)
Romania — 0.7%
Romanian Government International Bond, Senior Notes	3.875%	10/29/35	1,500,000 EUR	1,395,437 (c)
Saudi Arabia — 0.5%
Saudi Government International Bond, Senior Notes	4.000%	4/17/25	1,000,000	993,343 (a)
United Kingdom — 1.0%
United Kingdom Gilt, Bonds	4.125%	1/29/27	1,500,000 GBP	1,928,458 (c)
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	9.750%	7/20/33	30,000,000 UYU	751,117

Total Sovereign Bonds (Cost — $26,265,392)				27,067,625
Senior Loans — 11.1%
Consumer Discretionary — 3.3%
Diversified Consumer Services — 0.3%
WW International Inc., Initial Term Loan (1 mo. Term SOFR + 3.614%)	8.958%	4/13/28	1,250,000	477,738 (d)(m)(n)
Hotels, Restaurants & Leisure — 3.0%
Caesars Entertainment Inc., Incremental Term Loan B1 (3 mo. Term SOFR + 2.750%)	8.097%	2/6/31	598,500	600,583 (d)(m)(n)
Flutter Entertainment Public Ltd. Co., Term Loan B (3 mo. Term SOFR + 2.250%)	7.585%	11/25/30	1,393,000	1,396,775 (d)(m)(n)
Four Seasons Hotels Ltd., 2024 Repricing Term Loan (1 mo. Term SOFR + 2.000%)	7.344%	11/30/29	904,536	909,398 (d)(m)(n)
Hilton Worldwide Finance LLC, Term Loan B4 (1 mo. Term SOFR + 1.750%)	7.100%	11/8/30	1,350,000	1,354,435 (d)(m)(n)
Light and Wonder International Inc., Term Loan B2 (1 mo. Term SOFR + 2.250%)	7.585%	4/14/29	1,486,225	1,498,300 (d)(i)(m)(n)
Total Hotels, Restaurants & Leisure				5,759,491

Total Consumer Discretionary				6,237,229
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Energy — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
Buckeye Partners LP, Term Loan B2 (1 mo. Term SOFR + 2.000%)	7.344%	11/22/30	498,750	$499,743 (d)(m)(n)

Financials — 3.4%
Consumer Finance — 0.6%
Blackhawk Network Holdings Inc., Term Loan B (1 mo. Term SOFR + 5.000%)	10.344%	3/12/29	160,000	161,020 (d)(m)(n)
TransUnion Intermediate Holdings Inc., Term Loan B7 (1 mo. Term SOFR + 2.000%)	7.347%	12/1/28	997,500	999,934 (d)(m)(n)
Total Consumer Finance				1,160,954
Financial Services — 2.1%
Boost Newco Borrower LLC, Initial USD Term Loan (3 mo. Term SOFR + 3.000%)	8.335%	1/31/31	1,800,000	1,806,615 (d)(m)(n)
Citadel Securities LP, 2024 Term Loan B (1 mo. Term SOFR + 2.250%)	7.594%	7/29/30	2,216,358	2,226,065 (d)(m)(n)
Total Financial Services				4,032,680
Insurance — 0.4%
Asurion LLC, New Term Loan B10 (1 mo. Term SOFR + 4.100%)	9.444%	8/19/28	746,202	740,957 (d)(m)(n)
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Starwood Property Mortgage LLC, First Lien Term Loan B (1 mo. Term SOFR + 2.750%)	8.094%	11/18/27	497,475	500,584 (d)(i)(m)(n)

Total Financials				6,435,175
Health Care — 0.3%
Life Sciences Tools & Services — 0.3%
IQVIA Inc., Term Loan B4 (3 mo. Term SOFR + 2.000%)	7.335%	1/2/31	497,500	500,570 (d)(m)(n)

Industrials — 1.2%
Passenger Airlines — 0.8%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.032%	10/20/27	418,544	428,675 (d)(m)(n)
United Airlines Inc., Term Loan B (3 mo. Term SOFR + 2.750%)	8.033%	2/22/31	1,206,975	1,213,227 (d)(m)(n)
Total Passenger Airlines				1,641,902
Trading Companies & Distributors — 0.4%
United Rentals North America Inc., Restatement Term Loan (1 mo. Term SOFR + 1.750%)	7.094%	2/14/31	698,250	705,843 (d)(m)(n)

Total Industrials				2,347,745
Information Technology — 1.0%
Electronic Equipment, Instruments & Components — 0.5%
Coherent Corp., Term Loan B1 (1 mo. Term SOFR + 2.500%)	7.844%	7/2/29	927,408	931,349 (d)(m)(n)
Semiconductors & Semiconductor Equipment — 0.4%
MKS Instruments Inc., 2024 Dollar Term Loan B (1 mo. Term SOFR + 2.250%)	7.597%	8/17/29	714,504	718,302 (d)(m)(n)
Software — 0.1%
Modena Buyer LLC, Initial Term Loan (3 mo. Term SOFR + 4.500%)	9.832%	7/1/31	280,000	270,235 (d)(m)(n)

Total Information Technology				1,919,886
Materials — 1.0%
Containers & Packaging — 0.5%
Berry Global Inc., Term Loan AA (3 mo. Term SOFR + 2.012%)	7.316%	7/1/29	994,987	999,306 (d)(m)(n)
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Paper & Forest Products — 0.5%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.850%)	7.194%	9/7/27	974,425	$977,318 (d)(m)(n)

Total Materials				1,976,624
Utilities — 0.6%
Electric Utilities — 0.6%
Vistra Operations Co. LLC, 2018 Incremental Term Loan (1 mo. Term SOFR + 2.000%)	7.344%	12/20/30	1,094,500	1,099,080 (d)(m)(n)

Total Senior Loans (Cost — $21,454,363)				21,016,052
Collateralized Mortgage Obligations(o) — 2.7%
Citigroup Commercial Mortgage Trust, 2015-P1 D	3.225%	9/15/48	630,000	564,043 (a)
CSAIL Commercial Mortgage Trust, 2015-C3 C	4.348%	8/15/48	600,000	500,179 (d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 B1 (30 Day Average SOFR + 3.000%)	8.347%	12/25/50	440,000	474,222 (a)(d)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.747%	2/25/42	225,000	231,390 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2021-R03 1M2 (30 Day Average SOFR + 1.650%)	6.997%	12/25/41	390,000	393,750 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	8.047%	7/25/43	790,000	826,343 (a)(d)
Federal National Mortgage Association (FNMA) — CAS, 2024-R02 1M2 (30 Day Average SOFR + 1.800%)	7.147%	2/25/44	730,000	735,907 (a)(d)
JPMorgan Mortgage Trust, 2005-A5 1A2	4.980%	8/25/35	30,497	28,897 (d)
Morgan Stanley Capital Trust, 2015-UBS8 C	4.558%	12/15/48	580,000	522,288 (d)
Morgan Stanley Capital Trust, 2016-BNK2 B	3.485%	11/15/49	610,000	499,833
UBS Commercial Mortgage Trust, 2018-C15 C	5.139%	12/15/51	405,000	369,922 (d)

Total Collateralized Mortgage Obligations (Cost — $4,868,298)				5,146,774
Convertible Bonds & Notes — 1.0%
Communication Services — 1.0%
Media — 1.0%
DISH Network Corp., Senior Notes	0.000%	12/15/25	2,110,000	1,551,565 (e)
DISH Network Corp., Senior Notes	3.375%	8/15/26	560,000	342,948

Total Convertible Bonds & Notes (Cost — $2,204,877)				1,894,513
U.S. Government & Agency Obligations — 0.1%
U.S. Government Obligations — 0.1%
U.S. Treasury Notes (Cost — $149,741)	3.250%	8/31/24	150,000	149,698
			Shares
Common Stocks — 0.0%††
Health Care — 0.0%††
Pharmaceuticals — 0.0%††
Endo Inc.			2,899	83,766 *
Endo International PLC			97	2,803 *(h)

Total Common Stocks (Cost — $74,455)				86,569
Total Investments before Short-Term Investments (Cost — $266,839,930)				275,684,335
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Global Corporate Defined Opportunity Fund Inc.
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Short-Term Investments — 4.8%
U.S. Treasury Bills — 4.2%
U.S. Treasury Bills	0.000%	8/1/24	7,000,000	$7,000,000 (p)
U.S. Treasury Bills	5.344%	9/3/24	1,000,000	995,175 (g)(p)

Total U.S. Treasury Bills (Cost — $7,995,165)				7,995,175
			Shares
Money Market Funds — 0.6%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,037,437)	5.272%		1,037,437	1,037,437 (q)(r)

Total Short-Term Investments (Cost — $9,032,602)				9,032,612
Total Investments — 150.3% (Cost — $275,872,532)				284,716,947
Liabilities in Excess of Other Assets — (50.3)%				(95,317,530)
Total Net Assets — 100.0%				$189,399,417

†	Face amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	All or a portion of this security is pledged as collateral pursuant to the loan agreement.
(f)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.
(g)	Securities traded on a when-issued or delayed delivery basis.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.
(k)	Value is less than $1.
(l)	The maturity principal is currently in default as of July 31, 2024.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(p)	Rate shown represents yield-to-maturity.
(q)	Rate shown is one-day yield as of the end of the reporting period.
(r)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2024, the total market value of investments in Affiliated Companies was $1,037,437 and the cost was $1,037,437 (Note 2).

See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
July 31, 2024
 Western Asset Global Corporate Defined Opportunity Fund Inc.
Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PIK	—	Payment-In-Kind
PLN	—	Polish Zloty
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
SONIA	—	Sterling Overnight Index Average
USD	—	United States Dollar
UYU	—	Uruguayan Peso
At July 31, 2024, the Fund had the following open reverse repurchase agreements:
Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	5.720%	6/18/2024	9/18/2024	$5,073,000	Corporate Bonds & Notes Cash	$5,437,295 45,357
Deutsche Bank AG	5.850%	5/14/2024	8/14/2024	992,597	Corporate Bonds & Notes Cash	1,205,632 8,875
Goldman Sachs Group Inc.	5.700%	7/23/2024	8/23/2024	4,651,297	Corporate Bonds & Notes Cash	5,088,297 41,586
Goldman Sachs Group Inc.	6.000%	12/14/2023	TBD***	1,586,174	Corporate Bonds & Notes Cash	2,198,354 14,182
				$12,303,068		$14,039,578

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.
**	Including accrued interest.
***
TBD — To Be Determined; These reverse repurchase agreements have no maturity dates because they are renewed daily and can be terminated by either the Fund or the counterparty in accordance with the terms of the agreements. The rates for these agreements are variable. The rate disclosed is the rate as of July 31, 2024.

At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	20,787,809	USD	22,613,187	Bank of America N.A.	10/18/24	$(30,876)
CAD	2,940,570	USD	2,155,775	Citibank N.A.	10/18/24	(21,059)
USD	1,031,511	GBP	803,447	Goldman Sachs Group Inc.	10/18/24	(1,993)
MXN	46,785,149	USD	2,474,907	JPMorgan Chase & Co.	10/18/24	5,082
USD	2,561,170	MXN	46,785,149	JPMorgan Chase & Co.	10/18/24	81,181
Net unrealized appreciation on open forward foreign currency contracts						$32,335

Abbreviation(s) used in this table:
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
MXN	—	Mexican Peso
USD	—	United States Dollar
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

 Western Asset Global Corporate Defined Opportunity Fund Inc.
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Global Corporate Defined Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on September 17, 2009 and is registered as a non-diversified, limited-term, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its managed assets in a portfolio of U.S. and foreign corporate fixed-income securities of varying maturities.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.
Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$56,099,632	$117,000	$56,216,632
Health Care	—	19,961,238	0 *	19,961,238
Other Corporate Bonds & Notes	—	144,145,234	—	144,145,234
Sovereign Bonds	—	27,067,625	—	27,067,625
Senior Loans:
Consumer Discretionary	—	4,738,929	1,498,300	6,237,229
Financials	—	5,934,591	500,584	6,435,175
Other Senior Loans	—	8,343,648	—	8,343,648
Collateralized Mortgage Obligations	—	5,146,774	—	5,146,774
Convertible Bonds & Notes	—	1,894,513	—	1,894,513
U.S. Government & Agency Obligations	—	149,698	—	149,698
Common Stocks	—	86,569	—	86,569
Total Long-Term Investments	—	273,568,451	2,115,884	275,684,335
Short-Term Investments†:
U.S. Treasury Bills	—	7,995,175	—	7,995,175
Money Market Funds	$1,037,437	—	—	1,037,437
Total Short-Term Investments	1,037,437	7,995,175	—	9,032,612
Total Investments	$1,037,437	$281,563,626	$2,115,884	$284,716,947
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$86,263	—	$86,263
Total	$1,037,437	$281,649,889	$2,115,884	$284,803,210

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$53,928	—	$53,928

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2024. The following transactions were effected

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
in such company for the period ended July 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$2,475,438	$75,701,539	75,701,539	$77,139,540	77,139,540

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$65,805	—	$1,037,437

Western Asset Global Corporate Defined Opportunity Fund Inc. 2024 Quarterly Report